Fair Value Measurements (Details) - USD ($) $ in Thousands	Mar. 04, 2017	Feb. 27, 2016
Non-financial assets measured on a non-recurring basis
Outstanding derivative financial instruments	$ 0	$ 0
Prepaid expenses and other current assets
Non-financial assets measured on a non-recurring basis
Investment at amortized cost	6,874	6,069
Nonrecurring basis | Level 1
Non-financial assets measured on a non-recurring basis
Carrying value of total long-term indebtedness	7,263,378	6,914,483
Estimated fair value of total long-term indebtedness	7,556,599	7,235,916
Nonrecurring basis | Level 2
Non-financial assets measured on a non-recurring basis
Fair value of Total	1,771	3,283
Fair value of Long-lived assets held for use	511
Fair value of Long-lived assets held for sale	1,260	3,283
Nonrecurring basis | Level 3
Non-financial assets measured on a non-recurring basis
Fair value of Total	8,866	8,489
Fair value of Long-lived assets held for use	8,866	8,300
Fair value of Long-lived assets held for sale		189
Nonrecurring basis | Total
Non-financial assets measured on a non-recurring basis
Fair value of Total	10,637	11,772
Fair value of Long-lived assets held for use	9,377	8,300
Fair value of Long-lived assets held for sale	$ 1,260	$ 3,472